Sale of investment - Equity Method Investment (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Cummins Westport, Inc.
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Carrying value	$ 0	$ 22,039